Investment securities and fair value disclosure (Details 3) - Convertible bonds accounted for under the fair value option - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Convertible bonds accounted for under the fair value option
Balance at beginning	¥ 1,044
Additions	2,944	¥ 1,044
Increase (decrease) in fair value	(264)
Foreign currency translation adjustments	(5)
Balance at end	¥ 3,719	¥ 1,044